Related Party Transactions - Schedule of Related Party Costs and Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Time charter and bareboat revenues	$ 5,448	$ (7,071)	$ (6,753)
KOAS [Member] | Technical and Operational Management Fee [Member]
Related Party Transaction [Line Items]
Operating expenses			436
KOAS [Member] | Administration Fee [Member]
Related Party Transaction [Line Items]
General and administrative expenses	425	392
KOAS UK [Member] | Administration Fee [Member]
Related Party Transaction [Line Items]
General and administrative expenses	151	112
KNOT [Member] | Charter Revenues [Member]
Related Party Transaction [Line Items]
Time charter and bareboat revenues	8,881
KNOT [Member] | Commercial Commission Fee [Member]
Related Party Transaction [Line Items]
Time charter and bareboat revenues		(95)	(775)
KNOT [Member] | Cancellation Fee [Member]
Related Party Transaction [Line Items]
Time charter and bareboat revenues		3,448
KNOT [Member] | Technical and Operational Management Fee [Member]
Related Party Transaction [Line Items]
Operating expenses	1,764	1,073	426
KNOT [Member] | Administration Fee [Member]
Related Party Transaction [Line Items]
General and administrative expenses	741	510	359
KNOT [Member] | Accounting Service Fee [Member]
Related Party Transaction [Line Items]
General and administrative expenses	25	27	17
KNOT [Member] | IPO Administration Cost [Member]
Related Party Transaction [Line Items]
General and administrative expenses		454	877
KNOT [Member] | Financing Fee [Member]
Related Party Transaction [Line Items]
Finance income (expense)	(50)		(3)
KNOT [Member] | Interest Expenses [Member]
Related Party Transaction [Line Items]
Interest expense charged from KNOT	(277)	(336)	(1,654)
KNOT [Member] | Guarantee Commission [Member]
Related Party Transaction [Line Items]
Finance income (expense)		(424)	(1,388)
TSSI [Member] | Interest Income [Member]
Related Party Transaction [Line Items]
Interest income charged to TSSI		10
TSSI [Member] | Guarantee Commission [Member]
Related Party Transaction [Line Items]
Finance income (expense)		$ (210)	$ (818)